As filed with the Securities and Exchange Commission on May 20, 2015.

1933 Act File No. 333-200817

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933

☐ PRE-EFFECTIVE AMENDMENT NO.	☒ POST-EFFECTIVE AMENDMENT NO. 1

MFS® VARIABLE INSURANCE TRUST II

(Exact Name of Registrant as Specified in Charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of Principal Executive Offices)

Registrant’s Telephone Number, Including Area Code: 617-954-5000

Susan S. Newton, Massachusetts Financial Services Company,

111 Huntington Avenue, Boston, Massachusetts 02199

(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE IMMEDIATELY UPON

FILING PURSUANT TO RULE 485(b).

Title of Securities Being Registered:

Initial Class and Service Class shares of beneficial interest in the series of the Registrant designated MFS Research International

Portfolio, a series of MFS Variable Insurance Trust II.

NO FILING FEE IS REQUIRED BECAUSE AN INDEFINITE NUMBER OF SHARES HAVE PREVIOUSLY BEEN REGISTERED PURSUANT TO RULE 24F-2 UNDER THE INVESTMENT COMPANY ACT OF 1940. PURSUANT TO RULE 429, THIS REGISTRATION STATEMENT RELATES TO SHARES PREVIOUSLY REGISTERED ON FORM N-1A (FILE NO. 002-83616)

This amendment to the Registration Statement on Form N-14 of MFS Variable Insurance Trust II on behalf of its series MFS Research International Portfolio, filed with the Securities and Exchange Commission on December 9, 2014 (Accession No. 0001193125-14-437566; 1933 Act Registration No. 333-200817) (the “Registration Statement”), is being filed to add Exhibits 4, 12(a) and 12(b) to the Registration Statement. No other information contained in the Registration Statement, which is incorporated herein by reference in its entirety, is amended, deleted or superseded hereby.

PART C

OTHER INFORMATION

Item 16.	Exhibits:

4	Agreement and Plan of Reorganization; filed herewith.

12 (a)	Opinion of Ropes & Gray LLP as to tax matters, dated March 27, 2015; filed herewith.

(b)	Consent of Ropes & Gray LLP, dated May 13, 2015; filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts on the 20th day of May, 2015.

MFS® VARIABLE INSURANCE TRUST II

By:	ROBIN A. STELMACH*
Name:	Robin A. Stelmach
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement on Form N-14 has been signed below by the following persons in the capacities indicated on May 20, 2015.

SIGNATURE	TITLE

ROBIN A. STELMACH*	President (Principal Executive Officer)
Robin A. Stelmach	and Trustee

DAVID L. DILORENZO*	Principal Financial and Accounting Officer
David L. DiLorenzo

STEVEN E. BULLER*	Trustee
Steven E. Buller

ROBERT E. BUTLER*	Trustee
Robert E. Butler

MAUREEN R. GOLDFARB*	Trustee
Maureen R. Goldfarb

DAVID H. GUNNING*	Trustee
David H. Gunning

WILLIAM R. GUTOW*	Trustee
William R. Gutow

MICHAEL HEGARTY*	Trustee
Michael Hegarty

JOHN P. KAVANAUGH*	Trustee
John P. Kavanaugh

ROBERT J. MANNING*	Trustee
Robert J. Manning

MARYANNE L. ROEPKE*	Trustee
Maryanne L. Roepke

LAURIE J. THOMSEN*	Trustee
Laurie J. Thomsen

ROBERT W. UEK*	Trustee
Robert W. Uek

*By:	SUSAN S. NEWTON
Name:	Susan S. Newton as Attorney-in-fact

Executed by Susan S. Newton on behalf of those indicated pursuant to a Power of Attorney, dated December 2, 2014 (Trustees) and a Power of Attorney, dated December 2, 2014 (Stelmach)(DiLorenzo) incorporated by reference to the Registrant’s Initial Registration Statement on Form N-14 (File No. 333-200817), filed with the SEC via EDGAR on December 9, 2014.

INDEX TO EXHIBITS

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

4	Agreement and Plan of Reorganization; filed herewith.

12 (a)	Opinion of Ropes & Gray LLP as to tax matters, dated March 27, 2015; filed herewith.

(b)	Consent of Ropes & Gray LLP, dated May 13, 2015; filed herewith.